Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2024	Nov. 14, 2024	Oct. 01, 2024	May 07, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Newly issued price (in dollars per share)	$ 9.2					$ 9.2
Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Common stock, shares issued	26,611,335					24,991,329	24,272,281
Coupon rate (in percent)				10.00%
Angel Studios, Inc. CIK: 0001671941 | Class C
Subsequent Events
Number of common stock issued	330,687
Price per common shares issued	$ 30.24
Aggregate purchase price	$ 10.0
Subsequent Event | Angel Studios, Inc. CIK: 0001671941 | Secured Note [Member]
Subsequent Events
Coupon rate (in percent)			10.00%
Secured note obligation			$ 6.0
Secured note obligation, amount drawn down		$ 6.0
Subsequent Event | Angel Studios, Inc. CIK: 0001671941 | Class C
Subsequent Events
Newly issued price (in dollars per share)					$ 14.18